N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.2%)

Education (1.4%)
Kansas Development Finance Authority 5.000% 09/01/2039	$200,000	$210,538
Kansas Development Finance Authority 5.000% 06/01/2027	250,000	275,857
Sedgwick County Unified School District 5.250% 09/01/2020	345,000	357,134
Sedgwick County Unified School District 5.250% 09/01/2020	15,000	15,522
		859,051
General Obligation (47.2%)
Bourbon County Unified School District N 5.000% 09/01/2027	250,000	293,480
Bourbon County Unified School District N 5.000% 09/01/2028	250,000	289,845
Bourbon County Unified School District N 5.000% 09/01/2029	250,000	286,880
Bourbon County Unified School District N 5.000% 09/01/2030	250,000	285,343
Bourbon County Unified School District N 5.000% 09/01/2031	500,000	568,345
Butler County Unified School District No 5.250% 09/01/2021	560,000	579,550
Butler County Unified School District No 4.000% 09/01/2030	250,000	280,710
Butler County Unified School District No 5.000% 09/01/2018	500,000	516,720
County of Clay KS 4.000% 10/01/2036	500,000	520,950
Cowley County Unified School District No 5.500% 09/01/2021	100,000	103,562
Cowley County Unified School District No 4.750% 09/01/2027	490,000	506,709
Dickinson County Unified School District 5.000% 09/01/2027	325,000	348,449
Dickinson County Unified School District 4.400% 09/01/2029	100,000	106,128
Douglas County Unified School District N 4.000% 09/01/2030	250,000	279,187
Douglas County Unified School District N 5.500% 09/01/2024	250,000	259,310
Douglas County Unified School District N 5.000% 09/01/2023	375,000	401,843
Douglas County Unified School District N 5.125% 09/01/2029	250,000	268,463
*Franklin County Unified School District 5.000% 09/01/2040	3,000,000	3,357,060
Harvey County Unified School District No 4.000% 09/01/2018	250,000	257,010
Harvey County Unified School District No 5.000% 09/01/2023	200,000	207,064
Harvey County Unified School District No 5.000% 09/01/2025	1,000,000	1,035,320
Jackson County Unified School District N 5.000% 09/01/2029	135,000	157,310
Jackson County Unified School District N 5.000% 09/01/2034	140,000	163,136
Jackson County Unified School District N 5.000% 09/01/2029	115,000	128,805
Jackson County Unified School District N 5.000% 09/01/2034	110,000	121,334
Johnson & Miami Counties Unified School 4.000% 09/01/2036	500,000	532,000
Johnson County Unified School District N 5.000% 10/01/2025	250,000	293,805
Johnson County Unified School District N 4.000% 09/01/2029	500,000	557,205
Johnson County Unified School District N 4.000% 09/01/2018	150,000	154,384
City of Junction City KS 5.000% 09/01/2025	5,000	5,006
City of Junction City KS 4.250% 09/01/2021	100,000	105,819
City of Junction City KS 4.400% 09/01/2022	100,000	106,091
City of Junction City KS 4.500% 09/01/2023	100,000	106,272
Leavenworth County Unified School Distri 5.250% 03/01/2024	200,000	215,946
Leavenworth County Unified School Distri 4.750% 09/01/2025	300,000	322,338
*Leavenworth County Unified School Distri 5.125% 03/01/2029	1,000,000	1,079,180
Leavenworth County Unified School Distri 5.000% 09/01/2029	500,000	573,130
Leavenworth County Unified School Distri 4.000% 09/01/2030	320,000	345,526
Leavenworth County Unified School Distri 4.000% 09/01/2032	500,000	531,855
City of Leawood KS 5.000% 09/01/2024	500,000	605,340
Wichita County Unified School District 4 5.000% 10/01/2018	100,000	103,875
City of Manhattan KS 5.000% 11/01/2028	130,000	134,631
Miami County Unified School District No 5.000% 09/01/2027	135,000	153,326
Miami County Unified School District No 5.000% 09/01/2027	105,000	119,296
Miami County Unified School District No 5.000% 09/01/2027	10,000	11,203
Neosho County Unified School District No 4.000% 09/01/2031	250,000	265,087
City of Newton KS 5.000% 09/01/2021	100,000	107,158
City of Newton KS 4.750% 09/01/2029	435,000	464,171
City of Park City KS 5.100% 12/01/2020	200,000	216,960
City of Park City KS 5.500% 12/01/2024	100,000	109,303
City of Park City KS 6.000% 12/01/2029	500,000	551,655
City of Park City KS 5.375% 12/01/2025	250,000	271,908
County of Scott KS 5.000% 04/01/2032	500,000	583,620
Sedgwick County Unified School District 5.000% 11/01/2021	245,000	245,000
Sedgwick County Unified School District 5.000% 11/01/2021	5,000	5,000
Sedgwick County Unified School District 5.000% 09/01/2018	100,000	103,583
Sedgwick County Unified School District 5.000% 09/01/2028	485,000	502,378
Sedgwick County Unified School District 5.000% 09/01/2028	15,000	15,430
Sedgwick County Unified School District 5.000% 09/01/2024	245,000	253,109
Sedgwick County Unified School District 5.000% 09/01/2024	5,000	5,164
Sedgwick County Unified School District 5.000% 09/01/2035	1,000,000	1,138,360
Sedgwick County Unified School District 4.250% 10/01/2020	750,000	775,125
Sedgwick County Unified School District 4.500% 10/01/2026	250,000	258,593
Sedgwick County Unified School District 5.250% 09/01/2019	215,000	222,562
Sedgwick County Unified School District 5.250% 09/01/2019	10,000	10,354
County of Seward KS 5.000% 08/01/2034	260,000	287,331
County of Seward KS 5.000% 08/01/2034	240,000	260,138
Seward County Unified School District No 5.000% 09/01/2034	500,000	584,415
Seward County Unified School District No 4.250% 09/01/2039	500,000	523,430
Seward USD 480 Preref 5.000% 09/01/2033	85,000	99,119
Seward USD #480 Unref 5.000% 09/01/2033	415,000	474,748
City of Topeka KS 4.000% 08/15/2023	245,000	273,530
City of Wichita KS 4.500% 09/01/2022	150,000	151,620
City of Wichita KS 4.750% 09/01/2027	180,000	182,043
City of Wichita KS 5.000% 06/01/2018	645,000	657,790
City of Wichita KS 5.000% 06/01/2019	515,000	544,520
Wyandotte County Unified School District 5.250% 09/01/2018	100,000	103,876
Wyandotte County Unified School District 5.000% 09/01/2025	250,000	293,395
Wyandotte County Unified School District 5.000% 09/01/2026	1,000,000	1,201,520
		29,120,736
Health Care (19.8%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,094,562
Ashland Public Building Commission 5.000% 09/01/2035	500,000	529,935
Ashland Public Building Commission 5.000% 09/01/2032	550,000	593,538
Kansas Development Finance Authority 5.000% 06/15/2039	1,000,000	1,040,310
Kansas Development Finance Authority 5.000% 01/01/2040	435,000	473,223
Kansas Development Finance Authority 5.000% 01/01/2040	65,000	68,186
Kansas Development Finance Authority 5.150% 11/15/2023	250,000	269,060
Kansas Development Finance Authority 5.250% 11/15/2024	250,000	271,040
Kansas Development Finance Authority 5.500% 11/15/2029	100,000	108,417
Kansas Development Finance Authority 5.125% 11/15/2032	410,000	410,652
Kansas Development Finance Authority 5.125% 11/15/2036	500,000	500,795
Kansas Development Finance Authority 5.000% 05/15/2025	250,000	264,745
Kansas Development Finance Authority 5.000% 05/15/2035	1,000,000	1,059,130
Kansas Development Finance Authority 5.000% 03/01/2028	755,000	805,879
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	107,429
Lincoln County Public Building Commissio 5.500% 03/01/2035	500,000	507,445
City of Manhattan KS 5.000% 11/15/2023	250,000	285,820
City of Manhattan KS 5.000% 11/15/2024	250,000	284,417
City of Manhattan KS 5.000% 11/15/2029	500,000	552,520
City of Olathe KS 5.000% 09/01/2030	250,000	263,110
City of Olathe KS 4.000% 09/01/2028	250,000	262,293
City of Olathe KS 4.000% 09/01/2030	445,000	463,797
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	517,150
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	564,420
University of Kansas Hospital Authority 5.000% 03/01/2031	500,000	585,145
City of Wichita KS 5.000% 11/15/2029	300,000	342,570
		12,225,588
Other Revenue (13.8%)
Butler County Public Building Commission 4.500% 10/01/2021	160,000	160,128
City of Dodge City KS 5.000% 06/01/2021	310,000	329,192
City of Dodge City KS 4.400% 06/01/2025	350,000	368,434
City of Dodge City KS 4.500% 06/01/2028	100,000	105,424
*City of Dodge City KS 5.250% 06/01/2031	1,000,000	1,065,820
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	522,975
Kansas Development Finance Authority 5.000% 11/01/2034	500,000	528,255
Kansas Development Finance Authority 5.250% 11/01/2025	350,000	350,000
Kansas Development Finance Authority 5.000% 05/01/2035	250,000	260,140
Lincoln County Public Building Commissio 5.000% 03/01/2028	250,000	253,315
City of Manhattan KS 5.250% 12/01/2026	35,000	36,810
City of Manhattan KS 5.000% 12/01/2026	500,000	511,165
City of Manhattan KS 4.500% 12/01/2025	500,000	537,635
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,081,920
County of Neosho KS 4.000% 10/01/2023	500,000	525,240
Topeka Public Building Commission 5.000% 06/01/2022	255,000	265,807
Washington County Public Building Commis 4.000% 09/01/2028	600,000	646,050
Washington County Public Building Commis 5.000% 09/01/2032	500,000	555,875
Washington County Public Building Commis 5.000% 09/01/2037	400,000	439,412
		8,543,597
Transportation (2.8%)
State of Kansas Department of Transporta 5.000% 09/01/2033	500,000	591,135
State of Kansas Department of Transporta 5.000% 09/01/2034	500,000	587,235
State of Kansas Department of Transporta 5.000% 09/01/2035	250,000	293,587
Kansas Development Finance Authority 4.625% 10/01/2026	250,000	258,013
		1,729,970
Utilities (11.2%)
Chisholm Creek Utility Authority 4.000% 09/01/2029	250,000	274,603
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,159,220
Kansas Power Pool 4.500% 12/01/2028	500,000	527,250
Kansas Power Pool 5.000% 12/01/2031	750,000	837,007
Kansas Power Pool 4.000% 12/01/2031	500,000	536,905
Wyandotte County Kansas City Unified Gov 5.000% 09/01/2024	200,000	210,164
Wyandotte County Kansas City Unified Gov 5.000% 09/01/2029	500,000	525,410
Wyandotte County Kansas City Unified Gov 5.000% 09/01/2036	250,000	274,977
*Wyandotte County Kansas City Unified Gov 5.000% 09/01/2032	1,250,000	1,417,075
Wyandotte County Kansas City Unified Gov 5.000% 09/01/2035	500,000	562,880
Wyandotte County Kansas City Unified Gov 5.000% 09/01/2028	500,000	586,305
		6,911,796

TOTAL MUNICIPAL BONDS (COST: $56,993,253)		$59,390,738

OTHER ASSETS LESS LIABILITIES (3.8%)		2,364,922

NET ASSETS (100.0%)		$61,755,660

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.9%)

Education (20.7%)
County of Douglas NE 5.500% 07/01/2030	$350,000	$381,962
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,642,365
Douglas County Hospital Authority No 2 4.750% 09/01/2028	200,000	204,632
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	250,000	276,160
Nebraska Elementary & Secondary School Finance Authority 4.750% 09/01/2028	250,000	257,057
University of Nebraska Facilities Corp 5.000% 12/15/2025	1,500,000	1,842,555
University of Nebraska 5.000% 07/01/2035	1,500,000	1,729,185
University of Nebraska 5.000% 05/15/2035	500,000	577,700
University of Nebraska 5.000% 05/15/2033	250,000	293,420
University of Nebraska 5.000% 05/15/2033	600,000	612,828
University of Nebraska 4.000% 07/01/2024	250,000	260,075
University of Nebraska 4.500% 05/15/2030	250,000	264,708
University of Nebraska 5.000% 05/15/2035	275,000	296,122
University of Nebraska 5.000% 07/01/2042	1,000,000	1,103,170
University of Nebraska 5.000% 07/01/2038	250,000	280,995
		10,022,934
General Obligation (25.8%)
Omaha School District 5.000% 12/15/2029	1,630,000	1,996,455
Elkhorn School District 4.000% 12/15/2034	300,000	319,776
Elkhorn School District 4.000% 12/15/2030	500,000	544,265
Hall County Airport Authority 5.000% 07/15/2030	410,000	445,202
Hall County Airport Authority 5.000% 07/15/2031	435,000	471,448
Grand Island Public Schools 5.000% 12/15/2033	500,000	573,085
Grand Island Public Schools 5.000% 12/15/2039	500,000	569,745
Lincoln-Lancaster County Public Building Commission 4.000% 10/15/2030	100,000	100,181
*City of Omaha NE 5.250% 04/01/2027	500,000	629,245
City of Omaha NE 5.000% 04/15/2025	750,000	910,080
City of Omaha NE 5.000% 04/15/2027	955,000	1,163,534
City of Omaha NE 5.000% 04/15/2028	500,000	603,605
City of Omaha NE 5.000% 10/15/2025	45,000	48,335
City of Omaha NE 5.000% 10/15/2025	205,000	220,283
Papillion-La Vista School District 5.000% 12/01/2028	250,000	260,313
Papio-Missouri River Natural Resource District 5.000% 12/15/2026	250,000	257,570
Papio-Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,038,370
City of Ralston NE 4.500% 09/15/2031	500,000	455,520
Gretna Public Schools 5.000% 12/15/2035	250,000	286,865
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	292,570
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,308,788
		12,495,235
Health Care (7.0%)
Adams County Hospital Authority No 1 5.250% 12/15/2033	250,000	256,555
Douglas County Hospital Authority No 2 5.500% 01/01/2030	500,000	534,470
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	238,066
Douglas County Hospital Authority No 3 5.500% 11/01/2038	795,000	829,447
Douglas County Hospital Authority No 3 5.500% 11/01/2038	415,000	432,982
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	279,508
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	278,588
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	278,385
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	271,268
		3,399,269
Housing (1.7%)
Hospital Authority No 1 of Lancaster County 5.500% 01/01/2030	250,000	267,235
Sarpy County Hospital Authority No 1 5.500% 01/01/2030	500,000	534,470
		801,705
Other Revenue (8.5%)
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	836,302
Nebraska Cooperative Republican Platte Enhancement Project 5.125% 12/15/2033	250,000	259,502
Nebraska Cooperative Republican Platte Enhancement Project 5.000% 12/15/2038	160,000	165,878
Nebraska Cooperative Republican Platte Enhancement Project 4.000% 12/15/2026	250,000	265,440
Omaha Public Facilities Corp 4.000% 11/15/2031	115,000	117,194
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,128,680
Upper Republican Natural Resource District 4.000% 12/15/2024	200,000	206,098
City of Lincoln NE 5.500% 08/15/2031	500,000	556,850
Omaha Airport Authority 5.000% 12/15/2027	500,000	598,510
		4,134,454
Utilities (33.2%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,245,580
Central Plains Energy Project 5.250% 09/01/2037	500,000	548,710
Central Plains Energy Project 5.000% 09/01/2042	500,000	542,395
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	107,864
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	290,053
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	531,695
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,116,740
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	309,095
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	443,636
City of Lincoln NE Water Revenue 4.000% 08/15/2025	250,000	261,663
City of Lincoln NE Water Revenue 4.500% 08/15/2034	250,000	259,903
Metropolitan Utilities District of Omaha 4.000% 12/15/2024	750,000	823,800
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	274,175
Municipal Energy Agency of Nebraska 5.125% 04/01/2024	195,000	206,189
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	555,285
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	110,924
Nebraska Public Power District 5.000% 01/01/2041	250,000	286,683
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,677,965
Nebraska Public Power District 5.000% 01/01/2028	250,000	282,628
Nebraska Public Power District 5.000% 01/01/2030	500,000	562,185
Omaha Public Power District 5.250% 02/01/2023	250,000	252,668
Omaha Public Power District 5.500% 02/01/2033	100,000	101,129
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	294,115
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	292,343
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	582,220
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	265,960
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	287,662
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	519,590
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	427,588
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	386,823
Southern Public Power District 5.000% 12/15/2023	250,000	261,617
		16,108,883

TOTAL MUNICIPAL BONDS (COST: $45,268,941)		$46,962,480

OTHER ASSETS LESS LIABILITIES (3.1%)		1,500,849

NET ASSETS (100.0%)		$48,463,329

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 31, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.8%)

Education (19.1%)
Okarche Economic Development Authority 5.000% 09/01/2023	$250,000	$284,830
Oklahoma Agricultural & Mechanical Colleges 5.000% 07/01/2039	140,000	148,933
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	740,000	777,666
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	786,300
Oklahoma Development Finance Authority 4.400% 12/01/2029	250,000	261,573
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	560,035
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	291,965
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	572,650
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	560,990
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	301,014
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	310,657
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	325,371
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	334,798
University of Oklahoma/The 5.000% 07/01/2036	1,000,000	1,025,820
University of Oklahoma/The 5.000% 07/01/2037	290,000	323,544
University of Oklahoma/The 5.000% 07/01/2041	250,000	276,258
University of Oklahoma/The 5.000% 07/01/2036	500,000	565,575
University of Oklahoma/The 4.000% 07/01/2040	650,000	679,673
University of Oklahoma/The 5.000% 07/01/2038	500,000	563,270
		8,950,922
General Obligation (3.7%)
City of Broken Arrow OK 4.125% 08/01/2031	180,000	191,448
City of Oklahoma City OK 5.000% 03/01/2027	400,000	405,292
*City of Oklahoma City OK 4.000% 03/01/2024	1,000,000	1,122,550
		1,719,290
Health Care (3.2%)
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	425,631
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	291,257
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	258,382
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	285,193
Tulsa County Industrial Authority 4.600% 02/01/2035	250,000	260,168
		1,520,631
Other Revenue (23.7%)
Collinsville Municipal Authority 5.000% 03/01/2035	275,000	301,642
Collinsville Municipal Authority 5.000% 03/01/2040	250,000	274,220
City of Oklahoma City OK 5.000% 03/01/2032	250,000	270,082
City of Oklahoma City OK 5.000% 03/01/2034	500,000	537,340
City of Oklahoma City OK 5.000% 03/01/2033	250,000	267,065
Oklahoma City Public Property Authority 4.500% 10/01/2031	155,000	155,242
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	412,752
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	467,932
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	725,212
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	258,288
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	930,850
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	294,970
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	579,790
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	302,482
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	525,035
Pawnee County Public Programs Authority 4.875% 02/01/2030	145,000	157,121
*Rogers County Industrial Development Authority 4.900% 04/01/2035	500,000	544,335
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	274,295
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	524,805
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	601,546
Tulsa County Industrial Authority 3.000% 09/01/2027	245,000	249,733
Tulsa County Public Facilities Authority 3.000% 11/01/2022	500,000	529,785
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	463,793
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	252,637
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	270,130
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	395,590
Tulsa Parking Authority 4.000% 07/01/2025	500,000	534,375
		11,101,047
Transportation (8.1%)
Oklahoma City Airport Trust 5.000% 07/01/2019	250,000	250,200
Oklahoma City Airport Trust 5.000% 07/01/2021	250,000	250,198
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	874,584
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,088,020
Oklahoma Turnpike Authority 5.000% 01/01/2022	250,000	278,130
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	274,927
Oklahoma Turnpike Authority 4.000% 01/01/2031	500,000	525,930
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	274,657
		3,816,646
Utilities (37.0%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	792,405
Clinton Public Works Authority 4.000% 12/01/2039	500,000	520,890
Coweta Public Works Authority 5.000% 08/01/2034	100,000	106,379
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,040,990
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	272,875
Grand River Dam Authority 5.000% 06/01/2027	1,000,000	1,023,140
Grand River Dam Authority 4.800% 06/01/2033	200,000	204,396
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,189,180
Grand River Dam Authority 5.000% 06/01/2033	500,000	572,325
Miami Special Utility Authority 4.000% 12/01/2036	500,000	527,160
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,215,220
Oklahoma City Water Utilities Trust 4.000% 07/01/2034	250,000	262,348
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	278,288
Oklahoma City Water Utilities Trust 5.000% 07/01/2029	1,000,000	1,176,140
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	116,203
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	184,565
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	250,000	294,577
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	1,550,000	1,697,110
Oklahoma Municipal Power Authority 5.000% 01/01/2038	575,000	647,254
Oklahoma Water Resources Board 5.000% 04/01/2028	500,000	528,180
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	157,545
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	164,684
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	104,627
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	847,822
Seminole Utilities Authority 3.000% 09/01/2024	100,000	103,317
Seminole Utilities Authority 3.150% 09/01/2025	380,000	390,119
Seminole Utilities Authority 3.300% 09/01/2026	315,000	327,225
Tulsa Metropolitan Utility Authority 5.000% 10/01/2025	500,000	619,275
		17,364,239

TOTAL MUNICIPAL BONDS (COST: $42,891,214)		$44,472,775

OTHER ASSETS LESS LIABILITIES (5.2%)		2,442,043

NET ASSETS (100.0%)		$46,914,818

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

MAINE MUNICIPAL FUND
Schedule of Investments October 31, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.0%)

Education (20.3%)
Maine Educational Loan Authority 5.875% 12/01/2039	$120,000	$125,897
Maine Educational Loan Authority 4.450% 12/01/2025	100,000	106,452
*Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	715,000	750,823
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	500,000	576,965
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	285,838
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2037	185,000	185,849
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	268,430
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	298,377
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,126,355
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	111,143
		3,836,129
General Obligation (26.3%)
City of Auburn ME 4.500% 09/01/2022	100,000	113,566
City of Bangor ME 4.000% 09/01/2024	155,000	158,553
City of Biddeford ME 4.000% 10/01/2026	250,000	289,107
Town of Gorham ME 4.000% 10/01/2023	100,000	108,835
Town of Gray ME 4.000% 10/15/2026	280,000	295,517
Town of Gray ME 4.000% 10/15/2027	280,000	295,517
State of Maine 4.000% 06/01/2020	150,000	162,995
State of Maine 5.000% 06/01/2025	500,000	615,240
Maine State Housing Authority 5.000% 06/15/2024	250,000	270,395
City of Portland ME 4.250% 05/01/2029	150,000	155,789
City of Portland ME 4.125% 10/01/2029	100,000	104,123
City of Portland ME 5.000% 08/01/2021	125,000	143,454
City of Portland ME 5.000% 08/01/2022	125,000	143,205
City of Portland ME 5.000% 04/01/2028	250,000	312,225
City of Saco ME 4.000% 04/01/2028	100,000	105,042
Town of Scarborough ME 4.000% 11/01/2028	100,000	109,182
Maine School Administration District No 15 4.000% 11/01/2026	145,000	168,903
Maine School Administration District No 15 4.000% 11/01/2027	145,000	169,871
Maine School Administrative District No 51 4.250% 10/15/2029	250,000	265,010
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	112,330
City of Waterville ME 4.000% 07/01/2025	135,000	146,875
Wells-Ogunquit Community School District 4.000% 11/01/2024	100,000	116,334
City of Westbrook ME 5.000% 10/15/2026	490,000	595,423
		4,957,491
Health Care (23.9%)
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	55,069
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	130,000	142,586
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,883
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	11,082
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	197,706
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	208,306
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	273,585
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	267,220
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,124,260
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	565,905
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	559,775
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	17,826
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	235,000	277,039
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2022	30,000	30,025
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	195,000	207,443
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	35,000	37,233
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	415,000	433,276
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	80,000	84,635
		4,503,854
Housing (3.5%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	445,944
Maine State Housing Authority 4.000% 11/15/2030	205,000	210,184
		656,128
Other Revenue (6.1%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	215,247
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	130,350
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	144,690
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	119,792
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,012
*Puerto Rico Public Finance Corp 5.375% 06/01/2018	515,000	526,660
		1,141,751
Transportation (11.6%)
*Maine Municipal Bond Bank 5.000% 09/01/2024	1,000,000	1,070,070
Maine Municipal Bond Bank 5.000% 09/01/2024	210,000	253,089
Maine Turnpike Authority 4.000% 07/01/2032	250,000	262,115
City of Portland ME General Airport Revenue 5.250% 01/01/2035	250,000	262,358
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	114,241
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	115,778
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	114,874
		2,192,525
Utilities (5.3%)
*Kennebunk Light & Power District 5.000% 08/01/2022	500,000	500,425
Portland Water District 4.250% 11/01/2027	500,000	500,000
		1,000,425

TOTAL MUNICIPAL BONDS (COST: $17,624,992)		$18,288,303

OTHER ASSETS LESS LIABILITIES (3.0%)		564,592

NET ASSETS (100.0%)		$18,852,895

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments October 31, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.7%)

Education (14.1%)
New Hampshire Health and Education Facilities Authority Act 5.000% 07/01/2027	$120,000	$142,802
New Hampshire Health and Education Facilities Authority Act 4.625% 06/01/2030	175,000	180,908
New Hampshire Health and Education Facilities Authority Act 5.000% 01/01/2020	100,000	108,093
New Hampshire Health and Education Facilities Authority Act 5.250% 06/01/2039	100,000	106,517
		538,320
General Obligation (39.2%)
County of Cheshire NH 5.000% 10/15/2030	125,000	154,413
City of Concord NH 4.000% 01/15/2030	100,000	111,527
City of Dover NH 4.000% 06/15/2028	100,000	107,828
*County of Grafton NH 5.000% 07/01/2028	250,000	307,833
City of Nashua NH 5.000% 10/01/2024	70,000	85,271
New Hampshire Municipal Bond Bank 4.000% 08/15/2042	150,000	159,675
*New Hampshire Municipal Bond Bank 4.000% 07/15/2025	175,000	183,468
City of Portsmouth NH 4.000% 12/01/2030	100,000	106,202
*Salem School District/NH 4.000% 12/01/2027	250,000	281,193
		1,497,408
Health Care (21.0%)
New Hampshire Health and Education Facilities Authority Act 5.500% 01/01/2026	100,000	110,451
New Hampshire Health and Education Facilities Authority Act 5.000% 07/01/2024	100,000	102,187
*New Hampshire Health and Education Facilities Authority Act 5.000% 07/01/2031	150,000	152,472
*New Hampshire Health and Education Facilities Authority Act 5.000% 10/01/2026	100,000	112,435
New Hampshire Health and Education Facilities Authority Act 5.000% 07/01/2042	50,000	52,775
New Hampshire Health and Education Facilities Authority Act 5.000% 06/01/2020	125,000	132,434
New Hampshire Health and Education Facilities Authority Act 5.250% 06/01/2026	125,000	137,913
		800,666
Housing (9.5%)
New Hampshire Housing Finance Authority 5.350% 07/01/2040	55,000	55,128
New Hampshire Housing Finance Authority 4.625% 07/01/2025	135,000	138,254
New Hampshire Housing Finance Authority 4.875% 07/01/2028	60,000	62,921
New Hampshire Housing Finance Authority 5.200% 07/01/2031	100,000	106,685
		362,987
Transportation (3.0%)
New Hampshire State Turnpike System 5.000% 08/01/2025	100,000	115,661

Utilities (5.9%)
New Hampshire Business Finance Authority 5.000% 01/01/2029	100,000	113,196
New Hampshire Business Finance Authority 5.000% 01/01/2030	100,000	113,001
		226,197

TOTAL MUNICIPAL BONDS (COST: $3,443,700)		$3,541,239

OTHER ASSETS LESS LIABILITIES (7.3%)		278,498

NET ASSETS (100.0%)		$3,819,737

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2017 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$56,993,253	$45,268,941	$42,891,241	$17,624,992	$3,443,700
Unrealized appreciation	$2,514,994	$1,773,461	$1,701,544	$663,311	$99,561
Unrealized depreciation	($117,509)	($79,922)	($119,983)	$0	($2,022)
Net unrealized appreciation (depreciation)*	$2,397,485	$1,693,539	$1,581,561	$663,311	$97,539

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2017:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$59,390,738	$0	$59,390,738
Total	$0	$59,390,738	$0	$59,390,738

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$46,962,480	$0	$46,962,480
Total	$0	$46,962,480	$0	$46,962,480

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$44,472,775	$0	$44,472,775
Total	$0	$44,472,775	$0	$44,472,775

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$18,288,303	$0	$18,288,303
Total	$0	$18,288,303	$0	$18,288,303
	.
New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$3,541,239	$0	$3,541,239
Total	$0	$3,541,239	$0	$3,541,239

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 21, 2017

By: /s/ Adam Forthun
Adam Forthun
Treasurer

December 21, 2017